Note 6 - Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accrued payroll expenses	$ 491,971	$ 486,534
Accrued interest expense	786,554	648,165
Accrued general and administrative expenses	96,957	79,890
Accrued commissions	165,464	162,699
Other accrued expenses	2,941,336	488,327
Total	$ 4,482,282	$ 1,865,615